      As filed with the Securities and Exchange Commission on July 28, 2004

                                              1933 Act: Registration No. 2-60655
                                            1940 Act: Registration No. 811-02802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                      Pre-Effective Amendment No. ____ / /
                       Post-Effective Amendment No. 45 /X/

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                              Amendment No. 41 /X/

                                UBS CASHFUND INC.
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 882-5000
                              NATALIE S. BEJ, ESQ.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and address of agent for service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                   Dechert LLP
                               1775 I Street, N.W.
                           Washington, D.C. 20006-2401
                            Telephone: (202) 261-3303

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
/ / Immediately upon filing pursuant to Rule 485(b)
/X/ On July 29, 2004 pursuant to Rule 485(b)
/ / 60 days after filing pursuant to Rule 485(a)(1)
/ / On ________________ pursuant to Rule 485(a)(1)
/ / 75 days after filing pursuant to Rule 485(a)(2)
/ / On ________________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Shares of Common Stock of UBS Cashfund
Inc.

                                EXPLANATORY NOTE

Parts A, B and C to this Registration Statement are incorporated by reference from Post-Effective Amendment No. 44 to the Registrant's Registration Statement, SEC File No. 002-60655 (Accession No. 0001047469-04-024285), filed
July 26, 2004.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of July, 2004.

                                   UBS CASHFUND INC.

                                   By:  /s/ Keith A. Weller
                                        ----------------------------
                                        Keith A. Weller
                                        Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                                   TITLE                DATE
---------                                   -----                ----
/s/ Margo N. Alexander                      Director             July 26, 2004
--------------------------
Margo N. Alexander*

/s/ Richard Q. Armstrong                    Director             July 26, 2004
--------------------------
Richard Q. Armstrong*

/s/ David J. Beaubien                       Director             July 26, 2004
---------------------------------
David J. Beaubien*

/s/ Richard R. Burt                         Director             July 26, 2004
---------------------------------
Richard R. Burt*

/s/ Thomas Disbrow                          Vice President       July 26, 2004
---------------------------------           and Treasurer
Thomas Disbrow

/s/ Meyer Feldberg                          Director             July 26, 2004
---------------------------------
Meyer Feldberg*

/s/ Carl W. Schafer                         Director             July 26, 2004
---------------------------------
Carl W. Schafer*

/s/ William D. White                        Director             July 26, 2004
---------------------------------
William D. White*

/s/ Joseph A. Varnas                        President            July 26, 2004
---------------------------------
Joseph A. Varnas**


* Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post-Effective Amendment No. 23 to the registration statement of UBS Financial Sector Fund, Inc., SEC File No. 33-33231, filed October 31, 2001.

** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated June 19, 2003 and incorporated by reference from Post-Effective Amendment No. 47 to the registration statement of UBS Master Series, Inc., SEC File No. 33-2524, filed June 30, 2003.

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